Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Name of Related Party and Relationship
Name of Related Party	Relationship to Us
Zhuoqin Huang	Chairman of the board of the Company
Xinchengxin (Xiamen) Property Management Co., Ltd.	A company’s Director is a former subsidiary’s Chief representative
Weiyi Lin	Director of Pop Shuzhi and former vice president and former director of the Company
Lei Wang	Director of Pupu Sibo
Wanquan Yi	Director of Shenzhen Pop
Shenzhen JamBox Technology Co., Ltd. (“Shenzhen JamBox”)	A company controlled by Wanquan Yi, director of Shenzhen Pop
Xiamen Hualiu Boying Film & Media Co., Ltd. (“Hualiu Boying”).	A company where the Company holds minority interest
Xiamen Pupu Investment Co., Ltd. (“Xiamen Pupu Investment ”)	A company former controlled by Zhuoqin Huang
Wenjuan Qiu	Director of the Company
Xiamen Roppongi Culture Media Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
Digital Intelligence (Guangzhou) Era Culture Development Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
Zhuhai Hengqin Aosi Culture Communication Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
AOSI Production Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
Liya Wei	Wife of the Chairman of the board of the Company
Xiamen Liubengmu Culture Media Co., Ltd.	A company controlled by Liya Wei
Henda Gao	Chief representative of a former subsidiary
Xiamen Wandefu Trading Co., Ltd.	A company’s Director is a former subsidiary’s Chief representative

Schedule of Revenue from Related Parties

As of December 31, 2025 and June 30, 2025, accounts receivable, net - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2025	June 30, 2025
Shenzhen JamBox	Business receivables	$-	$214,557
Total		-	214,557
Allowance for credit loss		-	(44,503)
Accounts receivable, net - related parties		$-	$170,054

As of December 31, 2025 and June 30, 2025, Operating lease income receivable - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2025	June 30, 2025
Xinchengxin (Xiamen) Property Management Co., Ltd.	Operating lease income receivable	$-	$92,587
Total		$-	$92,587

As of December 31, 2025 and June 30, 2025, Deferred operating lease income receivable - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2025	June 30, 2025
Xinchengxin (Xiamen) Property Management Co., Ltd.	Deferred operating lease income receivable, current portion	$-	$1,012,131
Xinchengxin (Xiamen) Property Management Co., Ltd.	Deferred operating lease income receivable, non-current portion	-	1,060,756
Total		$-	$2,072,887

As of December 31, 2025 and June 30, 2025, advance to suppliers - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2025	June 30, 2025
Xiamen Liubengmu Culture Media Co., Ltd.	Advance payment for service fee	$-	$446,703
Xiamen Hualiu Boying Video Media Co., Ltd.	Advance payment for service fee	-	8,376
Total		$-	$455,079

As of December 31, 2025 and June 30, 2025, Prepaid expenses and other current assets - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2025	June 30, 2025
Lei Wang	Employees’ advance for business purpose	$-	$113
Wenjuan Qiu	Employees’ advance for business purpose	-	955
Wanquan Yi	Receivable on disposal of a subsidiary	142,998	-
Total		$142,998	$1,068

As of December 31, 2025 and June 30, 2025, accounts payable - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2025	June 30, 2025
Xiamen Pupu Investment	Purchase service payable	$-	$105,395
AOSI PRODUCTION CO., LTD.	Purchase service payable	52,249	52,249
Total		$52,249	$157,644

As of December 31, 2025 and June 30, 2025, accrued liabilities and other payables - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2025	June 30, 2025
Wenjuan Qiu		$5,976	$1,755
Jiaming Wu		-	7,399
Weiyi Lin		1,570	3,528
Total		$7,546	$12,682

As of December 31, 2025 and June 30, 2025, due to related parties consisted of the following:

Name of Related Party	Nature	December 31, 2025	June 30, 2025
Henda Gao		$-	$150,250
Xiamen Wandefu Trading Co., Ltd.		-	2,373
Xinchengxin (Xiamen) Property Management Co., Ltd.		-	32,439
Total		$-	$185,062

Schedule of Revenue from Related Parties

During the six months ended December 31, 2024, the Company generated revenue from following related parties:

Six months ended December 31, 2024
Xiamen Pupu Investment	$2,629,053
Shenzhen Jambox	487,295
Hualiu Boying	24,496
Total	$3,140,844